SIGNIFICANT OPERATING AND NONOPERATING ITEMS	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
SIGNIFICANT OPERATING AND NONOPERATING ITEMS	SIGNIFICANT OPERATING AND NONOPERATING ITEMS
Other Operating Charges
In 2024, the Company recorded other operating charges of $4,163 million. These charges consisted of $3,109 million related to the remeasurement of our contingent consideration liability to fair value in conjunction with the fairlife acquisition, $760 million related to the impairment of our BodyArmor trademark, $133 million related to the Company’s productivity and reinvestment program and $126 million related to the impairment of a trademark in Latin America. In addition, other operating charges included $15 million for the amortization of noncompete agreements related to the acquisition of BA Sports Nutrition, LLC (“BodyArmor”) in 2021, $13 million related to an indemnification agreement entered into as a part of the refranchising of certain of our bottling operations, $7 million of transaction costs related to the refranchising of our bottling operations in certain territories in India and $2 million of transaction costs related to the sale of a portion of our interest in Coke Consolidated. These charges were partially offset by a net benefit of $2 million related to a revision of management’s estimates for tax litigation expense.
In 2023, the Company recorded other operating charges of $1,951 million. These charges consisted of $1,702 million related to the remeasurement of our contingent consideration liability to fair value in conjunction with the fairlife acquisition, $164 million related to the Company’s productivity and reinvestment program and $35 million related to the discontinuation of certain manufacturing operations in Asia Pacific. In addition, other operating charges included $27 million related to the restructuring of our North America operating unit, $15 million for the amortization of noncompete agreements related to the BodyArmor acquisition and $8 million related to tax litigation expense.
In 2022, the Company recorded other operating charges of $1,215 million. These charges primarily consisted of $1,000 million related to the remeasurement of our contingent consideration liability to fair value in conjunction with the fairlife acquisition, $85 million related to the Company’s productivity and reinvestment program and $57 million related to the impairment of a trademark in Asia Pacific. In addition, other operating charges included $38 million related to the restructuring of our North America operating unit and $38 million related to the BodyArmor acquisition, which included various transition and transaction costs, employee retention costs and the amortization of noncompete agreements, net of the reimbursement of distributor termination fees recorded in 2021. These charges were partially offset by a net gain of $6 million due to revisions of management’s estimates related to the Company’s strategic realignment initiatives.
Refer to Note 2 for additional information on the refranchising of our bottling operations and the sale of a portion of our interest in Coke Consolidated. Refer to Note 12 for additional information related to the tax litigation. Refer to Note 17 for additional information on fairlife and the impairment charges. Refer to Note 19 for additional information on the Company’s restructuring initiatives. Refer to Note 20 for the impact these charges had on our operating segments and Corporate.
Other Nonoperating Items
Equity Income (Loss) — Net
The Company recorded net charges of $92 million, $159 million and $34 million in equity income (loss) — net during the years ended December 31, 2024, 2023 and 2022, respectively. These amounts represent the Company’s proportionate share of significant operating and nonoperating items recorded by certain of our equity method investees.
Other Income (Loss) — Net
During 2024, the Company recognized a net gain of $595 million related to the refranchising of our bottling operations in the Philippines, including the impact of post-closing adjustments, and recognized a net gain of $506 million related to the sale of our ownership interest in an equity method investee in Thailand, including the impact of post-closing adjustments. The Company also recognized a net gain of $338 million related to the sale of a portion of our interest in Coke Consolidated, a net gain of $303 million related to the refranchising of our bottling operations in certain territories in India, including the impact of post-closing adjustments, and a net gain of $290 million related to realized and unrealized gains and losses on equity securities and trading debt securities as well as realized gains and losses on available-for-sale debt securities. These gains were partially offset by an other-than-temporary impairment charge of $34 million related to an equity method investee in Latin America.
During 2023, the Company recognized a net gain of $439 million related to the refranchising of our bottling operations in Vietnam, a net gain of $289 million related to realized and unrealized gains and losses on equity securities and trading debt securities as well as realized gains and losses on available-for-sale debt securities, and a net gain of $94 million related to the sale of our ownership interests in our equity method investees in Pakistan and Indonesia. Additionally, the Company recorded charges of $67 million due to pension and other postretirement benefit plan settlement losses, an other-than-temporary impairment charge of $39 million related to an equity method investee in Latin America and charges of $32 million related to the restructuring of our manufacturing operations in the United States.
During 2022, the Company recorded a net gain of $153 million related to the refranchising of our bottling operations in Cambodia. The Company also recorded a net loss of $371 million related to realized and unrealized gains and losses on equity securities and trading debt securities as well as realized gains and losses on available-for-sale debt securities, an other-than-temporary impairment charge of $96 million related to an equity method investee in Russia, and a net loss of $24 million as a result of one of our equity method investees issuing additional shares of its stock.
Refer to Note 2 for additional information on our divestitures. Refer to Note 4 for additional information on equity and debt securities. Refer to Note 14 for additional information on pension and other postretirement benefit plan activity. Refer to Note 17 for additional information on the restructuring of our manufacturing operations in the United States and the impairment charges.